Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes

The Company and its subsidiaries file income tax returns in Switzerland, South Africa, the United States and Brazil.  The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2013	2012	December 31, 2013
Switzerland	$(2,883,099)	$(3,724,792)	$(19,398,984)
South Africa	(234,099)	(678,233)	(9,536,218)
United States	(1,301,924)	(15,434)	(1,317,358)
Brazil	-	-	(941,498)
Total	$(4,419,122)	$(4,418,459)	$(31,194,058)

The provision for income taxes shown in the accompanying consolidated statements of operations consists consists of the following:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2013	2012	December 31, 2013
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States	-	-	-
Brazil	-	-	-
Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(513,023)	(532,307)	(3,343,233)
South Africa	(19,435)	(103,576)	(1,840,984)
United States	(455,673)	(5,402)	(461,075)
Brazil	-	-	(235,375)
Change in valuation allowance	988,131	641,285	5,880,667
Total deferred provision	-	-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods.

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$5,880,667	$4,892,536
Less: valuation allowance	(5,880,667)	(4,892,536)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2013 and 2012 and  for the period from August 24, 2005 (inception) to December 31, 2013:

			United
	Switzerland	South Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Year ended December 31, 2013:
Net (loss) from operations before taxes	$(2,883,099)	$(234,099)	$(1,301,924)	$-	$(4,419,122)

As calculated at the statutory rate	(513,023)	(65,548)	(455,673)	-	(1,034,244)

Permanent differences	-	46,113	-	-	46,113
Change in valuation reserves	513,023	19,435	455,673	-	988,131

Provision for income taxes	$-	$-	$-	$-	$-

Year ended December 31, 2012:
Net (loss) income from operations before taxes	$(3,724,792)	$(678,233)	$(15,434)	$-	$(4,418,459)

As calculated at the statutory rate	(531,639)	(189,905)	(5,402)	-	(726,946)

Permanent differences	(668)	86,329	-	-	85,661
Change in valuation reserves	532,307	103,576	5,402	-	641,285

Provision for income taxes	$-	$-	$-	$-	$-

			United
	Switzerland	South Africa	States	Brazil	Total

For the period from August 24, 2005 (inception) to December 31, 2013:
Net (loss) from operations before taxes	$(19,398,984)	$(9,536,218)	$(1,317,358)	$(941,498)	$(31,194,058)

As calculated at the statutory rate	(3,322,885)	(2,670,141)	(461,075)	(235,375)	(6,689,476)

Permanent differences	12,325	829,157	-	-	841,482
Change in valuation reserves	3,343,233	1,840,984	461,075	235,375	5,880,667

Provision for income taxes	$32,673	$-	$-	$-	$32,673

Permanent differences are principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and Group members remain subject to tax examinations for the year ended December 31, 2013 in Switzerland and South Africa, for the six years ended December 31, 2013 in the U.S and for the four years ended December 31, 2013 in Brazil.

The Company has been notified by the Internal Revenue Service of assessments totaling $40,000 for the failure by the management of the Company prior to the December 12, 2012 share exchange to file certain information returns for the years 2008-2011.  The Company has requested administrative relief from the assessments by the Internal Revenue Service but has not received a determination as to whether any relief will be granted.  The assessments have been included in the accompanying Consolidated Financial Statements in general and administrative expenses.